Consolidated Statement of Comprehensive Income (Loss) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Natural gas and liquids sales	CAD 231,764	CAD 161,933
Royalty expense	(6,387)	(4,900)
Natural gas and liquids revenue	225,377	157,033
Operating expense	(21,729)	(20,358)
Transportation expense	(34,517)	(6,982)
General and administrative expense	(7,165)	(7,469)
Share based compensation	(5,119)	(3,281)
Depreciation expense	(117,945)	(116,232)
Exploration and evaluation expense	(168)	0
Finance expense	(7,882)	(10,250)
Gains (losses) on derivatives	101,152	(13,687)
Other income	320	878
Income (loss) before taxes	132,324	(20,348)
Income tax recovery (expense)	(37,285)	4,614
Net income (loss) and comprehensive income (loss)	CAD 95,039	CAD (15,734)
Net income (loss) per share
Basic	CAD 0.51	CAD (0.09)
Diluted	CAD 0.5	CAD (0.09)